AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 96.8%
Common Stocks — 74.8%
Aerospace & Defense — 0.8%
Airbus SE (France)*	1,785	$202,435
Astrotech Corp.*	1,613	3,533
Axon Enterprise, Inc.*	175	24,924
BWX Technologies, Inc.	360	23,738
CAE, Inc. (Canada)*	648	18,465
Dassault Aviation SA (France)*	157	175,316
HEICO Corp. (Class A Stock)	120	13,632
Howmet Aerospace, Inc.*	1,821	58,509
Leonardo SpA (Italy)	6,832	55,402
Meggitt PLC (United Kingdom)*	9,426	62,346
Mercury Systems, Inc.*	233	16,461
Northrop Grumman Corp.	400	129,456
Rolls-Royce Holdings PLC (United Kingdom)*	56,224	81,931
Spirit AeroSystems Holdings, Inc. (Class A Stock)	334	16,249
Thales SA (France)	3,685	366,613
VirTra, Inc.*(a)	1,807	11,113
		1,260,123
Air Freight & Logistics — 0.4%
FedEx Corp.	787	223,539
InPost SA (Poland)*	760	12,566
United Parcel Service, Inc. (Class B Stock)	2,220	377,378
XPO Logistics, Inc.*	305	37,607
		651,090
Airlines — 0.2%
Air Arabia PJSC (United Arab Emirates)	34,010	11,678
JetBlue Airways Corp.*	1,019	20,726
Southwest Airlines Co.*	3,278	200,155
Spirit Airlines, Inc.*(a)	958	35,350
United Airlines Holdings, Inc.*	31	1,784
		269,693
Auto Components — 0.4%
Aptiv PLC*	182	25,098
Autoliv, Inc. (Sweden)*(a)	380	35,264
Bridgestone Corp. (Japan)	1,600	64,917
CIE Automotive SA (Spain)	506	13,247
Cooper Tire & Rubber Co.	369	20,657
Denso Corp. (Japan)	100	6,695
Dorman Products, Inc.*	225	23,094
Faurecia SE (France)*	65	3,473
Freni Brembo SpA (Italy)*	820	10,242
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	1,763	12,421
Kendrion NV (Netherlands)*	269	6,933
Lear Corp.	174	31,537
Magna International, Inc. (Canada)	2,054	180,834
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,400	24,028
NGK Spark Plug Co. Ltd. (Japan)	800	13,858
Nifco, Inc. (Japan)	500	18,299
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Nippon Seiki Co. Ltd. (Japan)	1,100	$12,784
Stanley Electric Co. Ltd. (Japan)	5,300	158,497
Toyo Tire Corp. (Japan)	1,200	21,228
Valeo SA (France)	1,310	44,597
Veoneer, Inc. (Sweden)*	902	22,081
		749,784
Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	59,100	21,558
Daimler AG (Germany)	1,465	130,750
General Motors Co.*	5,827	334,819
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	28,000	23,699
Knaus Tabbert AG (Germany)*	215	16,919
Maruti Suzuki India Ltd. (India)	857	80,842
Stellantis NV	3,865	68,647
Suzuki Motor Corp. (Japan)	1,100	50,219
Toyota Motor Corp. (Japan)	2,400	187,506
		914,959
Banks — 3.8%
Al Rajhi Bank (Saudi Arabia)	1,199	31,593
Axis Bank Ltd. (India)*	12,613	121,205
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	153,115	20,854
Banco Santander Chile (Chile), ADR	1,916	47,574
Bank Central Asia Tbk PT (Indonesia)	65,800	141,336
Bank of America Corp.	16,786	649,450
BankUnited, Inc.	1,135	49,883
BAWAG Group AG (Austria), 144A*	2,496	129,749
BNP Paribas SA (France)*	3,384	206,609
Boston Private Financial Holdings, Inc.	2,368	31,542
Capitec Bank Holdings Ltd. (South Africa)*	858	82,482
China Merchants Bank Co. Ltd. (China) (Class H Stock)	4,500	34,653
CIT Group, Inc.	691	35,593
Citizens Financial Group, Inc.	1,795	79,249
City Holding Co.	375	30,668
Commerce Bancshares, Inc.	85	6,512
Credicorp Ltd. (Peru)	465	63,505
East West Bancorp, Inc.	1,349	99,556
Enterprise Financial Services Corp.	526	26,005
Erste Group Bank AG (Austria)*	5,892	199,979
FinecoBank Banca Fineco SpA (Italy)*	2,032	33,492
First Abu Dhabi Bank PJSC (United Arab Emirates)	11,798	46,920
First Financial Bankshares, Inc.	424	19,814
Fukuoka Financial Group, Inc. (Japan)	800	15,221
HDFC Bank Ltd. (India)*	3,904	79,893
Home BancShares, Inc.	1,543	41,738
HSBC Holdings PLC (United Kingdom)	9,484	55,407
ICICI Bank Ltd. (India), ADR*(a)	3,809	61,058
ING Groep NV (Netherlands)	18,721	230,197
JPMorgan Chase & Co.	5,632	857,359
KBC Group NV (Belgium)*	1,103	80,313
Komercni banka A/S (Czech Republic)*	519	16,073
Kotak Mahindra Bank Ltd. (India)*	2,203	53,122
A1

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom)*	184,719	$108,734
Mitsubishi UFJ Financial Group, Inc. (Japan)	22,300	118,444
National Bank of Canada (Canada)	1,362	92,523
OTP Bank Nyrt (Hungary)*	1,797	76,967
Pacific Premier Bancorp, Inc.	1,112	48,305
Pinnacle Financial Partners, Inc.	614	54,437
PNC Financial Services Group, Inc. (The)	1,541	270,307
Popular, Inc. (Puerto Rico)	384	27,003
Prosperity Bancshares, Inc.	129	9,661
Saudi National Bank (Saudi Arabia)	1,844	26,132
Sberbank of Russia PJSC (Russia), ADR	13,436	206,796
Signature Bank	273	61,725
South State Corp.	433	33,995
Swedbank AB (Sweden) (Class A Stock)	10,807	190,401
TCF Financial Corp.	643	29,874
Truist Financial Corp.	763	44,498
United Overseas Bank Ltd. (Singapore)	5,800	111,615
Van Lanschot Kempen NV (Netherlands)*	546	15,339
Washington Trust Bancorp, Inc.	608	31,391
Webster Financial Corp.	761	41,939
Wells Fargo & Co.	20,838	814,141
WesBanco, Inc.	1,078	38,873
Western Alliance Bancorp	1,045	98,690
		6,230,394
Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	571	36,033
Asahi Group Holdings Ltd. (Japan)	1,800	76,132
Beijing Shunxin Agriculture Co. Ltd. (China) (Class A Stock)	1,900	13,579
Boston Beer Co., Inc. (The) (Class A Stock)*	33	39,807
China Resources Beer Holdings Co. Ltd. (China)	6,000	47,192
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	600	10,484
Coca-Cola Co. (The)	4,151	218,799
Diageo PLC (United Kingdom)	1,572	64,767
Keurig Dr. Pepper, Inc.	1,200	41,244
Kirin Holdings Co. Ltd. (Japan)	2,300	44,083
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	400	122,908
NewAge, Inc.*	1,080	3,089
PepsiCo, Inc.	1,761	249,093
Treasury Wine Estates Ltd. (Australia)	6,870	54,183
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	6,000	53,223
		1,074,616
Biotechnology — 1.2%
AbbVie, Inc.	5,395	583,847
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Abcam PLC (United Kingdom)*	2,371	$45,989
ACADIA Pharmaceuticals, Inc.*	369	9,520
Agios Pharmaceuticals, Inc.*	472	24,374
Alexion Pharmaceuticals, Inc.*	319	48,778
Alkermes PLC*	1,045	19,521
Alnylam Pharmaceuticals, Inc.*	309	43,628
Anavex Life Sciences Corp.*	923	13,799
Arcturus Therapeutics Holdings, Inc.*(a)	173	7,145
Argenx SE (Netherlands), ADR*	107	29,467
Arrowhead Pharmaceuticals, Inc.*	347	23,009
Atara Biotherapeutics, Inc.*	698	10,023
BioMarin Pharmaceutical, Inc.*	434	32,771
Blueprint Medicines Corp.*	288	28,002
Eagle Pharmaceuticals, Inc.*	400	16,696
Exact Sciences Corp.*	369	48,627
Exelixis, Inc.*	821	18,546
Fate Therapeutics, Inc.*	100	8,245
FibroGen, Inc.*	579	20,097
Genmab A/S (Denmark)*	102	33,569
Genus PLC (United Kingdom)	547	36,968
Global Blood Therapeutics, Inc.*	361	14,711
Heron Therapeutics, Inc.*	1,546	25,061
IGM Biosciences, Inc.*	26	1,994
Incyte Corp.*	466	37,872
Inovio Pharmaceuticals, Inc.*(a)	548	5,085
Insmed, Inc.*	636	21,662
Ionis Pharmaceuticals, Inc.*	476	21,401
Kodiak Sciences, Inc.*	82	9,298
Ligand Pharmaceuticals, Inc.*	35	5,336
Mirati Therapeutics, Inc.*	153	26,209
Moderna, Inc.*	1,006	131,736
MorphoSys AG (Germany)*	708	61,678
Myriad Genetics, Inc.*	816	24,847
Neurocrine Biosciences, Inc.*	297	28,883
Novavax, Inc.*	126	22,845
Olink Holding AB (Sweden), ADR*	280	10,080
OPKO Health, Inc.*	2,961	12,703
Radius Health, Inc.*	920	19,191
REGENXBIO, Inc.*	387	13,201
Sarepta Therapeutics, Inc.*	168	12,521
Scholar Rock Holding Corp.*	185	9,372
Seagen, Inc.*	303	42,075
Spectrum Pharmaceuticals, Inc.*	5,673	18,494
TG Therapeutics, Inc.*	246	11,857
Ultragenyx Pharmaceutical, Inc.*	478	54,425
United Therapeutics Corp.*	204	34,123
Vertex Pharmaceuticals, Inc.*	467	100,354
Xencor, Inc.*	659	28,376
		1,908,011
Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	1,878	54,035
Astral Poly Technik Ltd. (India)	965	21,477
Blue Star Ltd. (India)	1,092	14,022
DIRTT Environmental Solutions (Canada)*	3,516	10,800

A2

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Gibraltar Industries, Inc.*	95	$8,694
Johnson Controls International PLC	2,114	126,142
Nitto Boseki Co. Ltd. (Japan)	300	10,938
Owens Corning	356	32,784
Polypipe Group PLC (United Kingdom)*	2,935	22,312
Sanwa Holdings Corp. (Japan)	2,000	26,344
Trex Co., Inc.*	435	39,820
UFP Industries, Inc.	506	38,375
		405,743
Capital Markets — 2.7%
AJ Bell PLC (United Kingdom)	2,741	15,849
Apollo Global Management, Inc.	485	22,800
Avanza Bank Holding AB (Sweden)	1,320	41,087
B3 SA - Brasil Bolsa Balcao (Brazil)	3,900	37,880
Blackstone Group, Inc. (The)	1,136	84,666
Charles Schwab Corp. (The)	11,712	763,388
CME Group, Inc.	777	158,687
Deutsche Boerse AG (Germany)	598	99,505
Draper Esprit PLC (United Kingdom)*	4,108	45,925
EQT AB (Sweden)	699	23,062
FactSet Research Systems, Inc.	86	26,539
flatexDEGIRO AG (Germany)*	209	19,449
Goldman Sachs Group, Inc. (The)	1,462	478,074
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	300	17,775
Intercontinental Exchange, Inc.	558	62,317
Intermediate Capital Group PLC (United Kingdom)	1,999	50,573
Investec PLC (South Africa)	7,138	21,614
IP Group PLC (United Kingdom)*	4,688	8,148
Julius Baer Group Ltd. (Switzerland)	2,731	174,576
KKR & Co., Inc.	1,154	56,373
London Stock Exchange Group PLC (United Kingdom)	1,961	187,424
LPL Financial Holdings, Inc.	120	17,059
Morgan Stanley	17,346	1,347,090
MSCI, Inc.	39	16,352
Ninety One PLC (United Kingdom)	1,810	5,922
S&P Global, Inc.	687	242,422
SEI Investments Co.	312	19,010
StepStone Group, Inc. (Class A Stock)	498	17,565
Tikehau Capital SCA (France)	632	18,749
TMX Group Ltd. (Canada)	1,306	135,713
Tradeweb Markets, Inc. (Class A Stock)	397	29,378
UBS Group AG (Switzerland)	6,813	105,736
Virtus Investment Partners, Inc.	136	32,028
XP, Inc. (Brazil) (Class A Stock)*	2,485	93,610
		4,476,345
Chemicals — 2.0%
Air Liquide SA (France)	747	122,155
Air Products & Chemicals, Inc.	634	178,370
Akzo Nobel NV (Netherlands)	2,377	266,379
Albemarle Corp.	17	2,484
Atotech Ltd. (China)*	971	19,663
BASF SE (Germany)	906	75,265
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Borregaard ASA (Norway)	778	$16,966
Celanese Corp.	97	14,532
CF Industries Holdings, Inc.	485	22,009
Chemours Co. (The)	562	15,685
Covestro AG (Germany), 144A	1,497	99,869
Croda International PLC (United Kingdom)	616	53,985
Denka Co. Ltd. (Japan)	300	12,010
DIC Corp. (Japan)	2,600	67,392
Ecolab, Inc.	93	19,908
Ferro Corp.*	660	11,128
GCP Applied Technologies, Inc.*	428	10,503
Huntsman Corp.	2,333	67,260
Incitec Pivot Ltd. (Australia)*	29,151	64,493
Ingevity Corp.*	355	26,813
International Flavors & Fragrances, Inc.	804	112,246
Kansai Paint Co. Ltd. (Japan)	1,600	42,912
Koninklijke DSM NV (Netherlands)	651	110,353
Linde PLC (United Kingdom) (NYSE)	2,764	774,307
Linde PLC (United Kingdom) (XETR)	481	135,196
Nippon Shokubai Co. Ltd. (Japan)	900	51,535
Nippon Soda Co. Ltd. (Japan)	400	12,668
NOF Corp. (Japan)	400	20,948
PPG Industries, Inc.	1,953	293,458
Quaker Chemical Corp.	115	28,034
RPM International, Inc.	1,617	148,521
Sakata INX Corp. (Japan)	1,400	13,499
Sherwin-Williams Co. (The)	340	250,923
Shin-Etsu Chemical Co. Ltd. (Japan)	100	16,873
Sumitomo Seika Chemicals Co. Ltd. (Japan)	300	10,960
Valvoline, Inc.	1,252	32,640
Victrex PLC (United Kingdom)	884	27,044
W.R. Grace & Co.	508	30,409
Westlake Chemical Corp.	294	26,104
		3,305,499
Commercial Services & Supplies — 0.5%
Beijing Enterprises Urban Resources Group Ltd. (China)*	68,000	10,669
Cintas Corp.	270	92,154
Copart, Inc.*	30	3,258
CoreCivic, Inc.*	1,052	9,521
Country Garden Services Holdings Co. Ltd. (China)	9,000	91,600
Downer EDI Ltd. (Australia)	18,545	72,451
Greentown Service Group Co. Ltd. (China)	18,000	27,423
HomeServe PLC (United Kingdom)	4,249	70,395
IAA, Inc.*	420	23,159
KAR Auction Services, Inc.*	1,171	17,565
MSA Safety, Inc.	50	7,501
SPIE SA (France)*	719	17,254
Stericycle, Inc.*	276	18,633
Waste Connections, Inc.	2,764	298,457
		760,040

A3

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.1%
Bluescape Opportunities Acquisition Corp., UTS*	560	$5,970
CommScope Holding Co., Inc.*	1,327	20,383
Genasys, Inc.*	2,347	15,701
Lumentum Holdings, Inc.*	244	22,289
Viavi Solutions, Inc.*	2,188	34,352
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	1,648	8,881
		107,576
Construction & Engineering — 0.1%
Arcosa, Inc.	380	24,734
Dycom Industries, Inc.*	260	24,141
JGC Holdings Corp. (Japan)	3,100	38,177
Maeda Corp. (Japan)	2,400	20,775
NV5 Global, Inc.*	198	19,121
Valmont Industries, Inc.	206	48,960
WillScot Mobile Mini Holdings Corp.*	286	7,936
		183,844
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	9,000	58,825
HeidelbergCement AG (Germany)	743	67,559
Imerys SA (France)	282	13,744
U.S. Concrete, Inc.*	376	27,568
		167,696
Consumer Finance — 0.2%
Aiful Corp. (Japan)*	3,600	10,433
Ally Financial, Inc.	440	19,892
American Express Co.	641	90,663
CreditAccess Grameen Ltd. (India)*	967	8,948
Funding Circle Holdings PLC (United Kingdom), 144A*	9,718	20,633
Green Dot Corp. (Class A Stock)*	392	17,950
Shriram Transport Finance Co. Ltd. (India)	4,106	80,381
SLM Corp.	2,093	37,611
		286,511
Containers & Packaging — 1.5%
Amcor PLC, CDI	13,381	156,884
Ardagh Group SA*	457	4,105
Avery Dennison Corp.	1,880	345,262
Ball Corp.	3,694	313,030
Berry Global Group, Inc.*	402	24,683
Crown Holdings, Inc.	440	42,698
DS Smith PLC (United Kingdom)*	4,061	22,800
Graphic Packaging Holding Co.	738	13,402
Huhtamaki OYJ (Finland)	312	14,127
International Paper Co.	8,764	473,869
Mayr Melnhof Karton AG (Austria)	33	6,805
Packaging Corp. of America	2,833	380,982
Pactiv Evergreen, Inc.	277	3,806
Sealed Air Corp.	2,139	98,009
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Westrock Co.	9,911	$515,867
		2,416,329
Distributors — 0.0%
Educational Development Corp.	1,188	20,255
PALTAC Corp. (Japan)	300	16,253
Weyco Group, Inc.	687	14,860
		51,368
Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	1,400	29,521
Bright Horizons Family Solutions, Inc.*	375	64,294
frontdoor, Inc.*	341	18,329
Hope Education Group Co. Ltd. (China), 144A	88,000	29,606
IDP Education Ltd. (Australia)	1,284	23,434
New Oriental Education & Technology Group, Inc. (China), ADR*	1,030	14,420
Service Corp. International	365	18,633
Strategic Education, Inc.	167	15,349
TAL Education Group (China), ADR*	577	31,071
Terminix Global Holdings, Inc.*	505	24,073
WW International, Inc.*	733	22,928
		291,658
Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)*	8,643	81,765
Equitable Holdings, Inc.	12,588	410,621
FirstRand Ltd. (South Africa)	8,863	30,968
Hypoport SE (Germany)*	38	20,167
ORIX Corp. (Japan)	6,600	110,940
Syncona Ltd.*	4,606	16,257
Voya Financial, Inc.	529	33,666
		704,384
Diversified Telecommunication Services — 0.5%
Anterix, Inc.*	460	21,694
AT&T, Inc.	1,566	47,403
ATN International, Inc.	394	19,353
Helios Towers PLC (Tanzania)*	11,517	27,040
Indus Towers Ltd. (India)	12,501	42,138
KT Corp. (South Korea)	407	10,186
KT Corp. (South Korea), ADR*	4,005	49,822
Liberty Global PLC (United Kingdom) (Class C Stock)*	762	19,462
Liberty Latin America Ltd. (Chile) (Class A Stock)*	1,502	19,271
Liberty Latin America Ltd. (Chile) (Class C Stock)*	1,544	20,041
Nippon Telegraph & Telephone Corp. (Japan)	13,900	356,286
Orange SA (France)	4,000	49,305
Sarana Menara Nusantara Tbk PT (Indonesia)	1,125,300	85,434
Telefonica Deutschland Holding AG (Germany)	13,212	38,797

A4

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
V-Cube, Inc. (Japan)	800	$19,277
		825,509
Electric Utilities — 1.0%
American Electric Power Co., Inc.	1,538	130,269
EDP - Energias do Brasil SA (Brazil)	12,542	44,342
Electricite de France SA (France)*	5,610	75,399
Evergy, Inc.	1,389	82,687
Eversource Energy	703	60,873
FirstEnergy Corp.	689	23,901
Hawaiian Electric Industries, Inc.	669	29,724
Iberdrola SA (Spain)	11,702	150,700
IDACORP, Inc.	255	25,492
NextEra Energy, Inc.	6,888	520,802
Otter Tail Corp.	314	14,497
PG&E Corp.*	500	5,855
PNM Resources, Inc.	453	22,220
Southern Co. (The)	5,369	333,737
Spark Energy, Inc. (Class A Stock)	858	9,163
Terna Rete Elettrica Nazionale SpA (Italy)	4,889	36,978
Xcel Energy, Inc.	562	37,379
		1,604,018
Electrical Equipment — 0.6%
Array Technologies, Inc.*	1,325	39,511
Emerson Electric Co.	160	14,435
Generac Holdings, Inc.*	16	5,239
Hongfa Technology Co. Ltd. (China) (Class A Stock)	3,691	27,858
Hubbell, Inc.	1,068	199,598
Idec Corp. (Japan)	700	11,279
Legrand SA (France)	196	18,245
Mabuchi Motor Co. Ltd. (Japan)	300	13,247
Mitsubishi Electric Corp. (Japan)	6,500	99,439
NARI Technology Co. Ltd. (China) (Class A Stock)	8,500	40,484
Plug Power, Inc.*	819	29,353
Polycab India Ltd. (India)	940	17,847
Prysmian SpA (Italy)	2,067	67,303
Rockwell Automation, Inc.	218	57,866
Schneider Electric SE (France)	615	93,973
Sensata Technologies Holding PLC*	906	52,503
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	4,200	20,959
Shoals Technologies Group, Inc. (Class A Stock)*	373	12,973
Signify NV (Netherlands), 144A*	1,020	52,896
Thermon Group Holdings, Inc.*	1,300	25,337
Vicor Corp.*	277	23,553
		923,898
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	1,827	120,527
Barco NV (Belgium)	448	10,548
Carel Industries SpA (Italy), 144A	1,814	36,871
Cognex Corp.	517	42,906
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Coherent, Inc.*	185	$46,785
Daiwabo Holdings Co. Ltd. (Japan)	1,000	15,259
Hitachi Ltd. (Japan)	3,200	145,065
Horiba Ltd. (Japan)	200	12,673
Keysight Technologies, Inc.*	30	4,302
Littelfuse, Inc.	230	60,821
Murata Manufacturing Co. Ltd. (Japan)	1,400	112,485
National Instruments Corp.	767	33,123
Nippon Ceramic Co. Ltd. (Japan)	400	9,661
Novanta, Inc.*	149	19,652
Renishaw PLC (United Kingdom)	382	33,655
RF Industries Ltd.*	1,409	8,538
Sensirion Holding AG (Switzerland), 144A*	257	17,180
Shimadzu Corp. (Japan)	1,200	43,593
Taiyo Yuden Co. Ltd. (Japan)	300	14,210
TE Connectivity Ltd.	1,431	184,756
		972,610
Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	400	12,248
ChampionX Corp.*	659	14,320
Dril-Quip, Inc.*	455	15,120
Enerflex Ltd. (Canada)	1,600	10,325
Halliburton Co.	726	15,580
Modec, Inc. (Japan)	1,000	20,495
Nabors Industries Ltd.*	124	11,588
Oceaneering International, Inc.*	1,064	12,151
TechnipFMC PLC (United Kingdom)*	879	6,786
Tenaris SA	1,779	20,209
Tenaris SA, ADR(a)	3,421	77,622
Worley Ltd. (Australia)	4,419	35,459
		251,903
Entertainment — 1.3%
Capcom Co. Ltd. (Japan)	400	13,024
CTS Eventim AG & Co. KGaA (Germany)*	520	30,163
Frontier Developments PLC (United Kingdom)*	433	16,280
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,645	71,212
Live Nation Entertainment, Inc.*	1,846	156,264
Netflix, Inc.*	1,002	522,703
Roku, Inc.*	275	89,587
Sea Ltd. (Taiwan), ADR*(a)	1,413	315,424
Spotify Technology SA*	367	98,338
Tencent Music Entertainment Group (China), ADR*	819	16,781
Walt Disney Co. (The)*	3,804	701,914
World Wrestling Entertainment, Inc. (Class A Stock)	329	17,852
Zynga, Inc. (Class A Stock)*	2,500	25,525
		2,075,067
Equity Real Estate Investment Trusts (REITs) — 3.6%
Acadia Realty Trust	4,808	91,208

A5

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Agree Realty Corp.	26	$1,750
Alexander & Baldwin, Inc.	352	5,910
Alexandria Real Estate Equities, Inc.	727	119,446
American Campus Communities, Inc.	3,164	136,590
American Homes 4 Rent (Class A Stock)	403	13,436
American Tower Corp.	966	230,932
Apartment Income REIT Corp.	978	41,819
Apple Hospitality REIT, Inc.	4,679	68,173
AvalonBay Communities, Inc.	693	127,865
Camden Property Trust	1,673	183,879
Canadian Apartment Properties REIT (Canada)	496	21,258
Centerspace	313	21,284
Crown Castle International Corp.	831	143,040
CubeSmart	3,348	126,655
CyrusOne, Inc.	677	45,846
Derwent London PLC (United Kingdom)	1,218	54,246
Digital Realty Trust, Inc.	354	49,857
Diversified Healthcare Trust	2,805	13,408
Douglas Emmett, Inc.	2,672	83,901
EastGroup Properties, Inc.	458	65,622
EPR Properties	115	5,358
Equinix, Inc.	375	254,846
Equity Commonwealth	135	3,753
Equity LifeStyle Properties, Inc.	2,267	144,272
Equity Residential	5,163	369,826
Essential Properties Realty Trust, Inc.	277	6,324
Essex Property Trust, Inc.	482	131,027
Federal Realty Investment Trust	219	22,218
Frasers Centrepoint Trust (Singapore)	10,900	19,968
Gecina SA (France)	88	12,136
Getty Realty Corp.	873	24,723
Goodman Group (Australia)	1,716	23,647
Great Portland Estates PLC (United Kingdom)	9,262	86,675
Healthcare Realty Trust, Inc.	1,862	56,456
Healthcare Trust of America, Inc. (Class A Stock)	1,349	37,205
Highwoods Properties, Inc.	345	14,814
Hoshino Resorts REIT, Inc. (Japan)	3	17,343
Host Hotels & Resorts, Inc.*	941	15,856
Industrial & Infrastructure Fund Investment Corp. (Japan)	21	36,050
Inmobiliaria Colonial Socimi SA (Spain)	4,980	48,240
Innovative Industrial Properties, Inc.	11	1,982
InnSuites Hospitality Trust	6,414	15,586
Invitation Homes, Inc.	878	28,087
Japan Metropolitan Fund Investment Corp. (Japan)	28	28,713
JBG SMITH Properties	1,716	54,552
Kilroy Realty Corp.	1,074	70,487
Lexington Realty Trust	165	1,833
Mapletree Industrial Trust (Singapore)	9,100	18,584
Medical Properties Trust, Inc.	993	21,131
Mitsui Fudosan Logistics Park, Inc. (Japan)	5	24,730
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
National Health Investors, Inc.	407	$29,418
National Retail Properties, Inc.	1,043	45,965
Nippon Accommodations Fund, Inc. (Japan)	4	23,462
Omega Healthcare Investors, Inc.	669	24,505
Paramount Group, Inc.	1,553	15,732
Pebblebrook Hotel Trust	2,437	59,195
Prologis, Inc.	6,680	708,080
PS Business Parks, Inc.	376	58,122
Public Storage	437	107,834
Rayonier, Inc.	942	30,380
Realty Income Corp.	396	25,146
Regency Centers Corp.	1,385	78,543
Rexford Industrial Realty, Inc.	1,093	55,087
RLJ Lodging Trust	2,148	33,251
RPT Realty	3,496	39,889
Ryman Hospitality Properties, Inc.*	337	26,121
Scentre Group (Australia)	35,540	76,241
Shaftesbury PLC (United Kingdom)*	1,323	11,707
Simon Property Group, Inc.	445	50,628
SL Green Realty Corp.	676	47,313
Spirit Realty Capital, Inc.	76	3,230
STORE Capital Corp.	293	9,816
Summit Industrial Income REIT (Canada)	3,187	36,163
Sun Communities, Inc.	266	39,911
Sunstone Hotel Investors, Inc.*	3,804	47,398
Terreno Realty Corp.	1,120	64,702
UNITE Group PLC (The) (United Kingdom)*	2,779	40,893
Urban Edge Properties	2,659	43,927
VEREIT, Inc.	1,148	44,336
VICI Properties, Inc.	1,241	35,046
Welltower, Inc.	4,883	349,769
Weyerhaeuser Co.	7,351	261,696
WP Carey, Inc.	960	67,930
		5,833,983
Food & Staples Retailing — 0.7%
BIM Birlesik Magazalar A/S (Turkey)	1,618	13,862
Clicks Group Ltd. (South Africa)	1,487	24,246
Costco Wholesale Corp.	311	109,621
CP ALL PCL (Thailand)*	68,300	151,744
Jeronimo Martins SGPS SA (Portugal)	7,078	119,174
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,900	84,739
Natural Grocers by Vitamin Cottage, Inc.	1,090	19,130
Performance Food Group Co.*	529	30,476
President Chain Store Corp. (Taiwan)	4,000	38,180
PriceSmart, Inc.	173	16,738
Raia Drogasil SA (Brazil)	10,980	49,080
Rite Aid Corp.*	484	9,903
Seven & i Holdings Co. Ltd. (Japan)	2,400	96,851
Shoprite Holdings Ltd. (South Africa)	3,741	39,841
SpartanNash Co.	692	13,584
Sprouts Farmers Market, Inc.*(a)	862	22,946
Walgreens Boots Alliance, Inc.	602	33,050

A6

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Wal-Mart de Mexico SAB de CV (Mexico)	13,400	$42,319
Walmart, Inc.	766	104,046
X5 Retail Group NV (Russia), GDR	931	30,086
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	4,340	58,738
		1,108,354
Food Products — 0.9%
Barry Callebaut AG (Switzerland)	14	31,648
Beyond Meat, Inc.*	79	10,279
Bunge Ltd.	485	38,446
China Feihe Ltd. (China), 144A	11,000	31,302
China Mengniu Dairy Co. Ltd. (China)*	33,000	190,191
Darling Ingredients, Inc.*	2,612	192,191
Edita Food Industries SAE (Egypt), 144A, GDR	158	427
Edita Food Industries SAE (Egypt), GDR	882	2,382
Ezaki Glico Co. Ltd. (Japan)	1,300	52,255
Flowers Foods, Inc.	350	8,330
Freshpet, Inc.*	91	14,452
Ingredion, Inc.	256	23,019
McCormick & Co., Inc.	690	61,520
Mondelez International, Inc. (Class A Stock)	5,219	305,468
Nestle SA (Switzerland)	3,076	342,896
Post Holdings, Inc.*	66	6,977
Sakata Seed Corp. (Japan)	200	7,410
Sanderson Farms, Inc.	102	15,890
Simply Good Foods Co. (The)*	618	18,800
TreeHouse Foods, Inc.*	502	26,224
Universal Robina Corp. (Philippines)	8,810	24,143
		1,404,250
Gas Utilities — 0.1%
Atmos Energy Corp.	1,196	118,225
ENN Energy Holdings Ltd. (China)	1,500	24,251
National Fuel Gas Co.	359	17,946
ONE Gas, Inc.	205	15,767
Southwest Gas Holdings, Inc.	230	15,803
		191,992
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	1,237	148,242
Alcon, Inc. (Switzerland)*	931	65,169
Align Technology, Inc.*	35	18,954
Ambu A/S (Denmark) (Class B Stock)	1,100	51,852
Axogen, Inc.*	716	14,506
Becton, Dickinson & Co.	803	195,249
BioMerieux (France)	84	10,692
Cerus Corp.*	2,805	16,858
Cochlear Ltd. (Australia)	161	25,902
Cooper Cos., Inc. (The)	151	57,998
Danaher Corp.	4,614	1,038,519
Dentsply Sirona, Inc.	1,207	77,019
DiaSorin SpA (Italy)	371	59,664
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Envista Holdings Corp.*	563	$22,970
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,677	60,141
GVS SpA (Italy), 144A*	1,293	20,499
Haemonetics Corp.*	180	19,982
ICU Medical, Inc.*	102	20,955
Inogen, Inc.*	303	15,914
Insulet Corp.*	154	40,182
Intuitive Surgical, Inc.*	350	258,629
iRhythm Technologies, Inc.*	110	15,275
Koninklijke Philips NV (Netherlands)*	4,970	283,817
LivaNova PLC*	247	18,211
Medtronic PLC	4,127	487,523
Nakanishi, Inc. (Japan)	900	18,769
Neogen Corp.*	215	19,111
Nevro Corp.*	66	9,207
Nipro Corp. (Japan)	2,200	26,661
Penumbra, Inc.*	87	23,540
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	1,500	19,822
Quidel Corp.*	122	15,607
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	12,000	23,763
Smith & Nephew PLC (United Kingdom)	6,290	118,870
STAAR Surgical Co.*	222	23,401
Stryker Corp.	2,612	636,231
Tactile Systems Technology, Inc.*	398	21,687
Tandem Diabetes Care, Inc.*	222	19,591
		4,020,982
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.*	405	23,142
Ambea AB (Sweden), 144A*	2,193	18,242
Amedisys, Inc.*	120	31,775
Amplifon SpA (Italy)*	2,308	85,919
Anthem, Inc.	1,008	361,822
Brookdale Senior Living, Inc.*	1,762	10,660
Centene Corp.*	1,545	98,741
Cigna Corp.	1,493	360,918
Community Health Systems, Inc.*	1,157	15,643
CVS Group PLC (United Kingdom)*	707	18,359
Dr. Lal PathLabs Ltd. (India), 144A	222	8,256
Encompass Health Corp.	350	28,665
Fresenius SE & Co. KGaA (Germany)	1,393	62,131
Guardant Health, Inc.*	83	12,670
HCA Healthcare, Inc.	2,680	504,751
HealthEquity, Inc.*	197	13,396
Humana, Inc.	212	88,881
Integrated Diagnostics Holdings PLC (Egypt), 144A	9,928	10,332
Molina Healthcare, Inc.*	384	89,764
New Horizon Health Ltd. (China), 144A*	500	3,767
Pennant Group, Inc. (The)*	234	10,717
Progyny, Inc.*	195	8,679
Rede D’Or Sao Luiz SA (Brazil), 144A	2,874	32,883

A7

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Select Medical Holdings Corp.*	935	$31,883
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	19,470
UnitedHealth Group, Inc.	3,003	1,117,326
US Physical Therapy, Inc.	177	18,426
		3,087,218
Health Care Technology — 0.1%
Inspire Medical Systems, Inc.*	70	14,489
Phreesia, Inc.*	248	12,921
Teladoc Health, Inc.*	302	54,889
Veeva Systems, Inc. (Class A Stock)*	459	119,909
		202,208
Hotels, Restaurants & Leisure — 1.7%
Aramark	895	33,813
Bloomin’ Brands, Inc.*	1,153	31,189
Booking Holdings, Inc.*	62	144,450
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	13,700	56,941
Chipotle Mexican Grill, Inc.*	85	120,770
Denny’s Corp.*	1,933	35,007
DraftKings, Inc. (Class A Stock)*	475	29,132
Galaxy Entertainment Group Ltd. (Macau)*	4,000	36,270
Hilton Grand Vacations, Inc.*	869	32,579
Hilton Worldwide Holdings, Inc.*	2,597	314,029
Jack in the Box, Inc.	282	30,958
Las Vegas Sands Corp.*	1,450	88,102
Marriott International, Inc. (Class A Stock)*	1,461	216,389
Marriott Vacations Worldwide Corp.*	212	36,926
McDonald’s Corp.	1,307	292,951
Nathan’s Famous, Inc.	299	18,864
Planet Fitness, Inc. (Class A Stock)*	938	72,507
Playtech PLC (United Kingdom)*	8,363	51,566
Round One Corp. (Japan)	1,700	19,195
Songcheng Performance Development Co. Ltd. (China) (Class A Stock)	8,783	28,741
SSP Group PLC (United Kingdom)*	2,754	14,101
Starbucks Corp.	2,152	235,149
Trainline PLC (United Kingdom), 144A*	4,721	29,764
Travel + Leisure Co.	830	50,763
Vail Resorts, Inc.*	233	67,957
Whitbread PLC (United Kingdom)*	1,333	63,147
Wyndham Hotels & Resorts, Inc.	634	44,240
Yum China Holdings, Inc. (China)	660	39,079
Yum! Brands, Inc.	4,758	514,720
		2,749,299
Household Durables — 0.5%
Cairn Homes PLC (Ireland)*	14,934	18,735
Century Communities, Inc.*	720	43,430
Fujitsu General Ltd. (Japan)	4,900	136,889
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	27,200	261,256
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Haier Smart Home Co. Ltd. (China) (Class H Stock)*	6,000	$24,192
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	2,700	33,215
JS Global Lifestyle Co. Ltd. (Hong Kong), 144A	8,500	23,131
Legacy Housing Corp.*	417	7,393
Lifetime Brands, Inc.	517	7,595
MDC Holdings, Inc.	699	41,521
Midea Group Co. Ltd. (China) (Class A Stock)	2,200	27,637
Skyline Champion Corp.*	630	28,514
Sony Group Corp. (Japan)	900	94,812
Tempur Sealy International, Inc.	1,028	37,584
		785,904
Household Products — 0.2%
Colgate-Palmolive Co.	801	63,143
Essity AB (Sweden) (Class B Stock)	2,070	65,396
Procter & Gamble Co. (The)	1,158	156,828
		285,367
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	2,923	78,365
Electric Power Development Co. Ltd. (Japan)	1,600	27,982
NTPC Ltd. (India)	79,084	115,967
Vistra Corp.	1,048	18,529
		240,843
Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	79	13,002
CK Hutchison Holdings Ltd. (United Kingdom)	9,500	76,126
DCC PLC (United Kingdom)	296	25,726
Fosun International Ltd. (China)	36,500	51,386
General Electric Co.	101,258	1,329,518
Honeywell International, Inc.	3,136	680,731
Roper Technologies, Inc.	961	387,610
Siemens AG (Germany)	941	154,556
SM Investments Corp. (Philippines)	4,712	93,063
Smiths Group PLC (United Kingdom)	3,915	83,010
		2,894,728
Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	31,200	382,575
American International Group, Inc.	10,737	496,157
Aon PLC (Class A Stock)	728	167,520
Arch Capital Group Ltd.*	925	35,492
Argo Group International Holdings Ltd.	727	36,583
Aviva PLC (United Kingdom)	14,613	82,504
AXA SA (France)	7,108	190,913
Axis Capital Holdings Ltd.	174	8,625
Chubb Ltd.	3,210	507,084
CNA Financial Corp.	90	4,017
CNO Financial Group, Inc.	1,738	42,216
eHealth, Inc.*	157	11,419

A8

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Fidelity National Financial, Inc.	747	$30,373
First American Financial Corp.	374	21,187
Hartford Financial Services Group, Inc. (The)	3,844	256,741
Hiscox Ltd. (United Kingdom)*	1,150	13,740
Kemper Corp.	219	17,459
Loews Corp.	527	27,024
Manulife Financial Corp. (Canada)	2,839	61,063
Markel Corp.*	20	22,792
Marsh & McLennan Cos., Inc.	3,281	399,626
MetLife, Inc.	6,806	413,737
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	200	61,620
Old Republic International Corp.	1,884	41,146
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	9,500	114,000
Powszechny Zaklad Ubezpieczen SA (Poland)*	9,895	85,510
Principal Financial Group, Inc.	467	28,001
Progressive Corp. (The)	774	74,002
Prudential PLC (United Kingdom)	4,544	97,059
RenaissanceRe Holdings Ltd. (Bermuda)	120	19,230
Sampo OYJ (Finland) (Class A Stock)	2,793	125,978
Selective Insurance Group, Inc.	379	27,493
Sompo Holdings, Inc. (Japan)	2,100	80,590
Steadfast Group Ltd. (Australia)	7,465	21,609
Sun Life Financial, Inc. (Canada)	3,371	170,361
Travelers Cos., Inc. (The)	972	146,189
White Mountains Insurance Group Ltd.	19	21,183
Willis Towers Watson PLC	502	114,898
Zurich Insurance Group AG (Switzerland)	345	147,292
		4,605,008
Interactive Media & Services — 4.3%
Alphabet, Inc. (Class A Stock)*	114	235,127
Alphabet, Inc. (Class C Stock)*	1,356	2,805,063
Baidu, Inc. (China), ADR*	559	121,610
Facebook, Inc. (Class A Stock)*	4,957	1,459,985
IAC/InterActiveCorp*	208	44,993
Info Edge India Ltd. (India)*	172	10,126
JOYY, Inc. (China), ADR	528	49,489
Kuaishou Technology (China), 144A*	500	17,622
Mail.Ru Group Ltd. (Russia), GDR*	894	20,580
Match Group, Inc.*	1,637	224,891
NAVER Corp. (South Korea)	1,003	336,993
Pinterest, Inc. (Class A Stock)*	1,582	117,116
Rightmove PLC (United Kingdom)*	1,385	11,086
Scout24 AG (Germany), 144A	545	41,447
Snap, Inc. (Class A Stock)*	6,297	329,270
Tencent Holdings Ltd. (China)	13,100	1,041,781
Yandex NV (Russia) (Class A Stock)*	341	21,845
Z Holdings Corp. (Japan)	26,000	129,832
Zillow Group, Inc. (Class A Stock)*	113	14,846
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Zillow Group, Inc. (Class C Stock)*	309	$40,059
		7,073,761
Internet & Direct Marketing Retail — 3.0%
Alibaba Group Holding Ltd. (China)*	3,524	99,337
Alibaba Group Holding Ltd. (China), ADR*	4,168	945,011
Amazon.com, Inc.*	712	2,202,985
ASOS PLC (United Kingdom)*	2,172	168,188
Auction Technology Group PLC (United Kingdom)*	1,226	13,819
boohoo Group PLC (United Kingdom)*	20,495	96,521
Coupang, Inc. (South Korea)*(a)	707	34,890
Deliveroo Holdings PLC (United Kingdom) (Class A Stock), 144A*	10,731	42,525
DoorDash, Inc. (Class A Stock)*	170	22,292
Etsy, Inc.*	210	42,351
Grubhub, Inc.*	376	22,560
JD.com, Inc. (China), ADR*	307	25,889
Just Eat Takeaway.com NV (Germany), 144A*	310	28,607
Media Do Co. Ltd. (Japan)	200	11,936
Meituan (China) (Class B Stock), 144A*	700	27,304
MercadoLibre, Inc. (Argentina)*	84	123,660
Naspers Ltd. (South Africa) (Class N Stock)	1,650	396,811
Ocado Group PLC (United Kingdom)*	2,352	66,207
Ozon Holdings PLC (Russia), ADR*(a)	521	29,212
Pinduoduo, Inc. (China), ADR*	199	26,642
Prosus NV (China)*	2,062	230,428
Qurate Retail, Inc. (Class A Stock)	2,009	23,626
Shop Apotheke Europe NV (Netherlands), 144A*	329	71,936
Stitch Fix, Inc. (Class A Stock)*	119	5,895
THG PLC (United Kingdom)*	5,578	48,380
Trip.com Group Ltd. (China), ADR*	930	36,856
Vipshop Holdings Ltd. (China), ADR*	892	26,635
Wayfair, Inc. (Class A Stock)*	153	48,157
Zalando SE (Germany), 144A*	324	31,838
		4,950,498
IT Services — 3.9%
Accenture PLC (Class A Stock)	1,223	337,854
Adyen NV (Netherlands), 144A*	18	40,226
Amadeus IT Group SA (Spain)*	1,137	80,620
Automatic Data Processing, Inc.	731	137,772
Black Knight, Inc.*	377	27,894
Broadridge Financial Solutions, Inc.	1,018	155,856
CANCOM SE (Germany)	210	12,110
CSG Systems International, Inc.	557	25,004
Edenred (France)	373	19,499
EPAM Systems, Inc.*	146	57,917
Euronet Worldwide, Inc.*	939	129,864
Fidelity National Information Services, Inc.	2,580	362,774
Fiserv, Inc.*	3,176	378,071
Fujitsu Ltd. (Japan)	1,000	144,975

A9

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
GDS Holdings Ltd. (China) (Class A Stock)*	505	$5,139
Global Payments, Inc.	2,196	442,670
GoDaddy, Inc. (Class A Stock)*	433	33,609
Indra Sistemas SA (Spain)*	2,945	25,926
Infosys Ltd. (India)	5,254	98,485
Keywords Studios PLC (Ireland)*	1,151	40,998
LiveRamp Holdings, Inc.*	302	15,668
Mastercard, Inc. (Class A Stock)	1,458	519,121
MongoDB, Inc.*	175	46,800
NET One Systems Co. Ltd. (Japan)	900	28,858
Network International Holdings PLC (United Arab Emirates), 144A*	25,832	147,787
NEXTDC Ltd. (Australia)*	2,372	18,895
NTT Data Corp. (Japan)	1,800	27,931
Okta, Inc.*	246	54,226
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	537	24,863
PayPal Holdings, Inc.*	1,760	427,398
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*	131	144,951
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	65	71,762
Snowflake, Inc. (Class A Stock)*(a)	9	2,063
Square, Inc. (Class A Stock)*	675	153,259
StoneCo Ltd. (Brazil) (Class A Stock)*	2,476	151,581
Tata Consultancy Services Ltd. (India)	336	14,645
Twilio, Inc. (Class A Stock)*	368	125,400
Visa, Inc. (Class A Stock)(a)	7,526	1,593,480
WEX, Inc.*	200	41,844
Wix.com Ltd. (Israel)*	529	147,707
		6,315,502
Leisure Products — 0.2%
American Outdoor Brands, Inc.*	73	1,840
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	1,100	32,177
Brunswick Corp.	356	33,952
MIPS AB (Sweden)	198	14,193
Peloton Interactive, Inc. (Class A Stock)*	568	63,866
Polaris, Inc.	181	24,163
Sega Sammy Holdings, Inc. (Japan)	700	10,951
Smith & Wesson Brands, Inc.	567	9,894
Spin Master Corp. (Canada), 144A*	883	24,655
Thule Group AB (Sweden), 144A*	1,538	66,831
YETI Holdings, Inc.*	306	22,096
		304,618
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	3,309	420,706
Avantor, Inc.*	1,008	29,162
Bio-Techne Corp.	43	16,423
Charles River Laboratories International, Inc.*	145	42,025
Eurofins Scientific SE (Luxembourg)*	639	61,219
Evotec SE (Germany)*	2,783	100,377
Lonza Group AG (Switzerland)	326	182,738
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
PPD, Inc.*	895	$33,867
PRA Health Sciences, Inc.*	273	41,859
Repligen Corp.*	107	20,802
Syneos Health, Inc.*	287	21,769
Tecan Group AG (Switzerland)*	63	27,985
Thermo Fisher Scientific, Inc.	1,793	818,289
Wuxi Biologics Cayman, Inc. (China), 144A*	2,500	31,584
		1,848,805
Machinery — 1.9%
Aalberts NV (Netherlands)	353	17,964
AGCO Corp.	321	46,112
Aida Engineering Ltd. (Japan)	1,200	10,806
Alamo Group, Inc.	127	19,831
Alstom SA (France)*	1,336	66,687
Atlas Copco AB (Sweden) (Class B Stock)	424	22,081
Aumann AG (Germany), 144A*	202	3,457
Bucher Industries AG (Switzerland)	31	15,802
Caterpillar, Inc.	2,955	685,176
CNH Industrial NV (United Kingdom)*	5,604	87,793
Colfax Corp.*	982	43,021
Cummins, Inc.	307	79,547
Deere & Co.	1,433	536,143
Epiroc AB (Sweden) (Class B Stock)	1,435	29,904
Escorts Ltd. (India)	1,443	25,566
Fluidra SA (Spain)	218	6,249
Fortive Corp.	2,628	185,642
Fujitec Co. Ltd. (Japan)	800	17,099
GEA Group AG (Germany)	1,761	72,235
Graco, Inc.	496	35,523
Hoshizaki Corp. (Japan)	700	62,623
Illinois Tool Works, Inc.	527	116,741
Impro Precision Industries Ltd., 144A	33,000	9,648
Kadant, Inc.	80	14,801
Knorr-Bremse AG (Germany)	562	70,175
Lincoln Electric Holdings, Inc.	334	41,062
Lindsay Corp.	110	18,328
Manitex International, Inc.*	475	3,748
METAWATER Co. Ltd. (Japan)	800	16,039
Metso Outotec OYJ (Finland)	1,656	18,469
Middleby Corp. (The)*	969	160,612
Mueller Water Products, Inc. (Class A Stock)	780	10,834
Norma Group SE (Germany)	463	22,051
Obara Group, Inc. (Japan)	500	17,145
Oshkosh Corp.	452	53,634
PACCAR, Inc.	661	61,420
Parker-Hannifin Corp.	18	5,678
RBC Bearings, Inc.*	210	41,322
Rotork PLC (United Kingdom)	3,834	18,839
Sandvik AB (Sweden)*	630	17,227
Spirax-Sarco Engineering PLC (United Kingdom)	165	25,906
Takuma Co. Ltd. (Japan)	700	15,216
Timken Co. (The)	491	39,854
Toro Co. (The)	356	36,718

A10

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Trelleborg AB (Sweden) (Class B Stock)*	690	$17,548
Trinity Industries, Inc.(a)	1,145	32,621
Weir Group PLC (The) (United Kingdom)*	1,183	28,854
Yangzijiang Shipbuilding Holdings Ltd. (China)	56,700	54,258
		3,038,009
Marine — 0.0%
SITC International Holdings Co. Ltd. (China)	16,000	54,769
Media — 0.6%
A.H. Belo Corp. (Class A Stock)	160	334
Ascential PLC (United Kingdom)*	10,731	49,521
Cable One, Inc.	18	32,911
Cardlytics, Inc.*	142	15,577
Charter Communications, Inc. (Class A Stock)*	202	124,638
Comcast Corp. (Class A Stock)	7,467	404,039
Eutelsat Communications SA (France)	3,434	41,951
Informa PLC (United Kingdom)*	5,966	46,360
Liberty Broadband Corp. (Class A Stock)*	126	18,289
Liberty Broadband Corp. (Class C Stock)*	460	69,069
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	603	26,580
oOh!media Ltd. (Australia)*	9,955	13,240
Sirius XM Holdings, Inc.	2,570	15,651
WPP PLC (United Kingdom)	8,182	105,078
YouGov PLC (United Kingdom)	2,773	38,586
		1,001,824
Metals & Mining — 2.4%
Agnico Eagle Mines Ltd. (Canada)	699	40,409
Alamos Gold, Inc. (Canada) (Class A Stock)	409	3,196
Alrosa PJSC (Russia)	11,220	15,697
Anglo American Platinum Ltd. (South Africa)	221	32,235
Anglo American PLC (South Africa)	2,243	88,320
AngloGold Ashanti Ltd. (Tanzania)	1,222	26,795
Antofagasta PLC (Chile)	551	12,849
ArcelorMittal SA (Luxembourg)*	1,651	48,075
B2Gold Corp. (Canada)	3,364	14,482
Barrick Gold Corp. (Canada)	4,895	97,105
BHP Group Ltd. (Australia)	19,149	662,762
BlueScope Steel Ltd. (Australia)	940	13,881
Boliden AB (Sweden)	3,037	112,769
Centamin PLC (Egypt)	1,823	2,626
Centerra Gold, Inc. (Kyrgyzstan)	253	2,239
China Molybdenum Co. Ltd. (China) (Class H Stock)	15,000	9,185
China Steel Corp. (Taiwan)	23,000	20,915
Cia de Minas Buenaventura SAA (Peru), ADR*	644	6,459
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Cia Siderurgica Nacional SA (Brazil)	2,200	$14,747
Cleveland-Cliffs, Inc.(a)	2,228	44,805
Coeur Mining, Inc.*	1,679	15,161
Endeavour Mining Corp. (Ivory Coast)	149	3,003
ERO Copper Corp. (Canada)*	1,450	24,957
Evolution Mining Ltd. (Australia)	4,320	13,553
First Quantum Minerals Ltd. (Zambia)	1,168	22,260
Fortescue Metals Group Ltd. (Australia)	3,003	45,837
Franco-Nevada Corp. (Canada)	1,199	150,259
Freeport-McMoRan, Inc.*	4,721	155,463
Fresnillo PLC (Mexico)	877	10,486
Glencore PLC (Australia)*	19,098	75,234
Gold Fields Ltd. (South Africa)	2,698	25,425
Gold Resource Corp.	4,260	11,246
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	6,800	35,844
Harmony Gold Mining Co. Ltd. (South Africa)*	1,052	4,520
Hecla Mining Co.	3,346	19,039
Hindalco Industries Ltd. (India)	3,257	14,656
Hitachi Metals Ltd. (Japan)*	5,100	84,237
IGO Ltd. (Australia)	5,864	28,053
Impala Platinum Holdings Ltd. (South Africa)	3,274	60,819
Industrias Penoles SAB de CV (Mexico)*	557	7,189
JFE Holdings, Inc. (Japan)	1,200	14,878
JSW Steel Ltd. (India)	2,725	17,520
Kaiser Aluminum Corp.	79	8,730
KGHM Polska Miedz SA (Poland)*	230	11,071
Kinross Gold Corp. (Canada)	3,809	25,369
Kirkland Lake Gold Ltd. (Canada)	1,363	46,030
Lundin Mining Corp. (Chile)	10,411	107,117
Mitsui Mining & Smelting Co. Ltd. (Japan)	1,200	41,922
MMC Norilsk Nickel PJSC (Russia)	136	42,832
Newcrest Mining Ltd. (Australia)	2,175	40,800
Newmont Corp.	2,206	132,956
Nippon Steel Corp. (Japan)	1,800	30,854
Norsk Hydro ASA (Norway)	7,452	47,801
Northam Platinum Ltd. (South Africa)*	1,595	27,914
Northern Star Resources Ltd. (Australia)	7,318	53,416
Nucor Corp.	538	43,185
Osisko Gold Royalties Ltd. (Canada)	119	1,311
OZ Minerals Ltd. (Australia)	2,631	45,961
Pan American Silver Corp. (Canada)	562	16,860
Perseus Mining Ltd. (Australia)*	14,440	11,976
Polymetal International PLC (Russia)	658	12,948
Polyus PJSC (Russia)	108	20,029
POSCO (South Korea)	373	106,044
Reliance Steel & Aluminum Co.	547	83,303
Rio Tinto PLC (Australia)	2,618	200,458
Royal Gold, Inc.	28	3,013
Sandstorm Gold Ltd. (Canada)*	270	1,833
Sibanye Stillwater Ltd. (South Africa)	7,935	34,992
Silver Lake Resources Ltd. (Australia)*	10,105	11,612
South32 Ltd. (Australia)	62,408	133,362

A11

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Southern Copper Corp. (Peru)	1,233	$83,684
SSR Mining, Inc. (Canada)	672	9,609
Steel Dynamics, Inc.	639	32,436
Sumitomo Metal Mining Co. Ltd. (Japan)	400	17,361
Tata Steel Ltd. (India)	1,455	16,235
Teck Resources Ltd. (Canada) (Class B Stock)	2,874	55,123
Torex Gold Resources, Inc. (Canada)*	110	1,389
United States Steel Corp.	802	20,988
Vale SA (Brazil)	6,542	113,356
voestalpine AG (Austria)	292	12,139
Wesdome Gold Mines Ltd. (Canada)*	2,900	19,246
Wheaton Precious Metals Corp. (Brazil)	1,315	50,227
Yamana Gold, Inc. (Canada)	2,915	12,665
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	24,000	29,890
		3,927,237
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	1,380	23,129
Annaly Capital Management, Inc.	3,938	33,867
Apollo Commercial Real Estate Finance, Inc.	2,082	29,085
Cherry Hill Mortgage Investment Corp.	1,168	10,909
Ellington Residential Mortgage REIT	841	10,353
Two Harbors Investment Corp.	2,133	15,635
		122,978
Multiline Retail — 0.4%
Dollar General Corp.	1,919	388,828
Dollar Tree, Inc.*	27	3,091
Lojas Renner SA (Brazil)	2,388	18,035
Magazine Luiza SA (Brazil)	14,983	53,451
Next PLC (United Kingdom)*	875	95,222
Pan Pacific International Holdings Corp. (Japan)	2,600	61,366
Ryohin Keikaku Co. Ltd. (Japan)	700	16,622
V-Mart Retail Ltd. (India)*	213	8,176
		644,791
Multi-Utilities — 0.8%
Ameren Corp.	2,392	194,613
Dominion Energy, Inc.	649	49,298
DTE Energy Co.	325	43,271
Engie SA (France)*	6,271	89,276
Public Service Enterprise Group, Inc.	3,157	190,083
Sempra Energy	4,832	640,627
WEC Energy Group, Inc.	531	49,696
		1,256,864
Oil, Gas & Consumable Fuels — 1.3%
Aker BP ASA (Norway)	738	21,004
Arch Resources, Inc.*	321	13,354
BP PLC (United Kingdom), ADR	3,488	84,933
Cheniere Energy, Inc.*	199	14,330
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chevron Corp.	512	$53,652
ConocoPhillips	2,084	110,389
Devon Energy Corp.	5,120	111,872
Enbridge, Inc. (Canada)	560	20,384
EOG Resources, Inc.	2,945	213,601
Equinor ASA (Norway)	2,477	48,485
Galp Energia SGPS SA (Portugal)	23,409	272,984
Hess Corp.	330	23,351
Lundin Energy AB (Sweden)	3,172	99,746
Magnolia Oil & Gas Corp. (Class A Stock)*	1,516	17,404
Murphy Oil Corp.	1,795	29,456
Parex Resources, Inc. (Canada)*	900	16,049
PDC Energy, Inc.*	1,092	37,565
Petronet LNG Ltd. (India)	8,832	27,242
Pioneer Natural Resources Co.	268	42,564
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	5,976	109,709
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	11,306	76,471
SM Energy Co.	1,659	27,158
Targa Resources Corp.	1,372	43,561
TC Energy Corp. (Canada) (NYSE)	579	26,489
TC Energy Corp. (Canada) (XTSE)	1,472	67,480
TOTAL SE (France)	9,327	435,138
World Fuel Services Corp.	650	22,880
		2,067,251
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	680	37,713
Mercer International, Inc. (Germany)	1,607	23,125
Mondi PLC (United Kingdom)	3,059	78,285
Stora Enso OYJ (Finland) (Class R Stock)	1,007	18,790
Suzano SA (Brazil)*	2,912	35,599
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)*	1,231	21,786
UPM-Kymmene OYJ (Finland)	1,023	36,770
Verso Corp. (Class A Stock)	1,047	15,276
West Fraser Timber Co. Ltd. (Canada)	263	18,921
		286,265
Personal Products — 0.5%
Beiersdorf AG (Germany)	740	77,895
Estee Lauder Cos., Inc. (The) (Class A Stock)	32	9,307
Kao Corp. (Japan)	700	46,280
LG Household & Health Care Ltd. (South Korea)	163	226,638
Medifast, Inc.	108	22,876
Shiseido Co. Ltd. (Japan)	300	20,172
Unilever PLC (United Kingdom) (XLON)	2,516	140,977
Unilever PLC (United Kingdom) (XAMS)	3,845	214,605
USANA Health Sciences, Inc.*	104	10,150
		768,900

A12

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 2.3%
Aerie Pharmaceuticals, Inc.*	860	$15,368
Arvinas, Inc.*	103	6,808
Astellas Pharma, Inc. (Japan)	7,700	118,737
AstraZeneca PLC (United Kingdom), ADR(a)	9,986	496,504
Bausch Health Cos., Inc.*	2,183	69,288
Bayer AG (Germany)	2,961	187,750
Corcept Therapeutics, Inc.*	563	13,394
CSPC Pharmaceutical Group Ltd. (China)	17,200	20,992
Dechra Pharmaceuticals PLC (United Kingdom)	283	13,426
Durect Corp.*	4,972	9,845
Elanco Animal Health, Inc.*	4,973	146,455
Eli Lilly & Co.	2,372	443,137
Endo International PLC*	1,411	10,455
GlaxoSmithKline PLC (United Kingdom), ADR(a)	4,230	150,969
Horizon Therapeutics PLC*	524	48,229
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	1,500	21,107
Johnson & Johnson	1,251	205,602
Laboratorios Farmaceuticos Rovi SA (Spain)	870	47,102
Lipocine, Inc.*(a)	5,264	7,949
Merck & Co., Inc.	582	44,866
Merck KGaA (Germany)	148	25,309
Novartis AG (Switzerland)	2,326	198,703
Otsuka Holdings Co. Ltd. (Japan)	6,400	271,798
Reata Pharmaceuticals, Inc. (Class A Stock)*	111	11,067
Roche Holding AG (Switzerland)	943	304,750
Sanofi (France)	3,167	313,205
Sino Biopharmaceutical Ltd. (Hong Kong)	27,500	27,805
Supernus Pharmaceuticals, Inc.*	769	20,132
Takeda Pharmaceutical Co. Ltd. (Japan)	6,809	245,954
Torrent Pharmaceuticals Ltd. (India)	654	22,863
Zoetis, Inc.	2,066	325,354
		3,844,923
Professional Services — 0.8%
Boa Vista Servicos SA (Brazil)	4,636	9,579
Booz Allen Hamilton Holding Corp.	359	28,910
Clarivate PLC (United Kingdom)*	2,926	77,217
CoStar Group, Inc.*	206	169,309
DKSH Holding AG (Switzerland)	336	25,837
Equifax, Inc.	1,009	182,760
FTI Consulting, Inc.*	198	27,742
HeadHunter Group PLC (Russia), ADR	540	18,317
Insperity, Inc.	257	21,521
Intertrust NV (Netherlands), 144A*	864	14,346
Jacobs Engineering Group, Inc.	2,139	276,509
Korn Ferry	746	46,528
ManpowerGroup, Inc.	293	28,978
Outsourcing, Inc. (Japan)	4,400	71,568
Persol Holdings Co. Ltd. (Japan)	8,400	165,316
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
TeamLease Services Ltd. (India)*	348	$18,057
TransUnion	591	53,190
Upwork, Inc.*	440	19,699
		1,255,383
Real Estate Management & Development — 0.5%
Aedas Homes SA (Spain), 144A*	735	19,307
Altus Group Ltd. (Canada)(a)	452	21,739
China Overseas Land & Investment Ltd. (China)	6,500	16,990
China Resources Mixc Lifestyle Services Ltd. (China), 144A*	4,200	25,209
CTP BV (Netherlands), 144A*	537	9,509
Deutsche Wohnen SE (Germany)	824	38,456
Fabege AB (Sweden)	1,582	21,342
Grainger PLC (United Kingdom)	3,524	12,968
Hang Lung Properties Ltd. (Hong Kong)	9,000	23,494
Heiwa Real Estate Co. Ltd. (Japan)	1,200	37,610
Hongkong Land Holdings Ltd. (Hong Kong)	14,700	72,277
Howard Hughes Corp. (The)*	131	12,462
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,600	10,677
Instone Real Estate Group AG (Germany), 144A*	718	19,773
Jones Lang LaSalle, Inc.*	156	27,930
Kojamo OYJ (Finland)	2,911	57,057
Mitsubishi Estate Co. Ltd. (Japan)	4,100	71,720
Mitsui Fudosan Co. Ltd. (Japan)	6,200	141,097
PSP Swiss Property AG (Switzerland)	170	20,752
Realogy Holdings Corp.*	880	13,314
Redfin Corp.*	359	23,906
Shurgard Self Storage SA (Belgium)	436	19,885
Sun Hung Kai Properties Ltd. (Hong Kong)	4,500	68,454
Tokyo Tatemono Co. Ltd. (Japan)	1,500	22,826
		808,754
Road & Rail — 0.7%
CSX Corp.	383	36,929
J.B. Hunt Transport Services, Inc.	775	130,254
Kansas City Southern	31	8,182
Lyft, Inc. (Class A Stock)*	408	25,777
National Express Group PLC (United Kingdom)*	2,105	8,950
Norfolk Southern Corp.	1,419	381,030
PAM Transportation Services, Inc.*	213	13,142
Ryder System, Inc.	105	7,943
Uber Technologies, Inc.*	2,500	136,275
Union Pacific Corp.	1,582	348,689
		1,097,171
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.*	1,994	156,529
AIXTRON SE (Germany)*	3,141	71,518
ams AG (Austria)*	1,361	27,180

A13

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Analog Devices, Inc.	1,406	$218,042
Applied Materials, Inc.	6,654	888,974
ASML Holding NV (Netherlands) (BATE)	714	439,489
ASML Holding NV (Netherlands) (XNGS)	410	253,118
Broadcom, Inc.	698	323,635
Cirrus Logic, Inc.*	344	29,168
CMC Materials, Inc.	116	20,508
Cree, Inc.*(a)	389	42,063
Disco Corp. (Japan)	300	94,645
Entegris, Inc.	534	59,701
Infineon Technologies AG (Germany)	1,510	64,401
Intel Corp.	1,205	77,120
IQE PLC (United Kingdom)*	32,744	26,660
KLA Corp.	307	101,433
Marvell Technology Group Ltd.	3,254	159,381
Maxim Integrated Products, Inc.	1,312	119,877
MediaTek, Inc. (Taiwan)	1,000	34,163
Microchip Technology, Inc.	1,529	237,331
Micron Technology, Inc.*	2,690	237,285
MKS Instruments, Inc.	174	32,263
Monolithic Power Systems, Inc.	47	16,601
NVIDIA Corp.	379	202,359
NXP Semiconductors NV (Netherlands)	2,781	559,927
QUALCOMM, Inc.	3,043	403,471
QuickLogic Corp.*	285	1,972
Silicon Laboratories, Inc.*	213	30,048
SolarEdge Technologies, Inc.*	140	40,242
SUMCO Corp. (Japan)	700	16,138
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	51,000	1,061,866
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	404	47,785
Texas Instruments, Inc.	3,068	579,821
Tokyo Electron Ltd. (Japan)	300	128,477
Ultra Clean Holdings, Inc.*	614	35,637
Universal Display Corp.	126	29,833
Vanguard International Semiconductor Corp. (Taiwan)	6,000	22,923
Win Semiconductors Corp. (Taiwan)	1,000	13,808
Xilinx, Inc.	105	13,009
		6,918,401
Software — 4.2%
2U, Inc.*	469	17,930
Appier Group, Inc. (Japan)*	300	4,362
Aspen Technology, Inc.*	195	28,144
Atlassian Corp. PLC (Class A Stock)*	165	34,775
AudioEye, Inc.*	339	9,472
Bytes Technology Group PLC (United Kingdom)*	3,037	17,011
CDK Global, Inc.	566	30,598
Cerence, Inc.*	151	13,527
Ceridian HCM Holding, Inc.*	359	30,253
Citrix Systems, Inc.	35	4,913
Cloudflare, Inc. (Class A Stock)*	219	15,387
Cornerstone OnDemand, Inc.*	613	26,715
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Coupa Software, Inc.*	329	$83,724
Crowdstrike Holdings, Inc. (Class A Stock)*	375	68,441
Datadog, Inc. (Class A Stock)*	360	30,002
Descartes Systems Group, Inc. (The) (Canada)*	480	29,284
Digital Turbine, Inc.*	230	18,483
DocuSign, Inc.*	448	90,698
Dropbox, Inc. (Class A Stock)*	1,174	31,299
Envestnet, Inc.*	347	25,064
Esker SA (France)	29	6,771
Everbridge, Inc.*	176	21,328
First Derivatives PLC (United Kingdom)*	712	26,375
Five9, Inc.*	352	55,028
Fortinet, Inc.*	156	28,769
Guidewire Software, Inc.*	314	31,912
HubSpot, Inc.*	129	58,593
Intuit, Inc.	1,173	449,329
J2 Global, Inc.*	267	32,003
Manhattan Associates, Inc.*	227	26,645
Microsoft Corp.	13,657	3,219,912
Netcompany Group A/S (Denmark), 144A	408	38,906
New Relic, Inc.*	430	26,436
Nuance Communications, Inc.*	250	10,910
Nutanix, Inc. (Class A Stock)*	575	15,272
Palo Alto Networks, Inc.*	210	67,633
Paycom Software, Inc.*	51	18,873
Paylocity Holding Corp.*	110	19,781
Proofpoint, Inc.*	201	25,284
PTC, Inc.*	344	47,352
QT Group OYJ (Finland)*	254	26,708
RealPage, Inc.*	189	16,481
RingCentral, Inc. (Class A Stock)*	197	58,682
salesforce.com, Inc.*	1,693	358,696
Sansan, Inc. (Japan)*	300	25,871
ServiceNow, Inc.*	925	462,602
Slack Technologies, Inc. (Class A Stock)*	300	12,189
Smartsheet, Inc. (Class A Stock)*	223	14,254
Splunk, Inc.*	1,179	159,731
SS&C Technologies Holdings, Inc.	343	23,965
Synopsys, Inc.*	687	170,225
TeamViewer AG (Germany), 144A*	1,248	53,449
Temenos AG (Switzerland)	266	38,384
Trade Desk, Inc. (The) (Class A Stock)*	92	59,953
Veritone, Inc.*	284	6,810
VMware, Inc. (Class A Stock)*(a)	162	24,373
WingArc1st, Inc. (Japan)*	200	3,515
Workday, Inc. (Class A Stock)*	650	161,479
Workiva, Inc.*	273	24,095
Xero Ltd. (New Zealand)*	238	23,060
Zendesk, Inc.*	464	61,536
Zoom Video Communications, Inc. (Class A Stock)*	645	207,232

A14

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Zscaler, Inc.*	141	$24,205
		6,854,689
Specialty Retail — 1.3%
American Eagle Outfitters, Inc.	1,232	36,024
Aritzia, Inc. (Canada)*	640	14,871
Auto1 Group SE (Germany), 144A*	542	30,731
AutoZone, Inc.*	42	58,981
Burlington Stores, Inc.*	299	89,341
Carvana Co.*(a)	485	127,264
Dick’s Sporting Goods, Inc.	433	32,973
Five Below, Inc.*	204	38,921
GameStop Corp. (Class A Stock)*	77	14,616
Grupo SBF SA (Brazil)*	1,700	8,106
Hikari Tsushin, Inc. (Japan)	300	60,453
Home Depot, Inc. (The)	1,423	434,371
L Brands, Inc.*	1,008	62,355
Lowe’s Cos., Inc.	386	73,409
MYT Netherlands Parent BV (Germany), ADR*	549	15,515
National Vision Holdings, Inc.*	153	6,706
Nextage Co. Ltd. (Japan)	2,800	47,948
RH*(a)	69	41,165
Ross Stores, Inc.	4,361	522,928
TJX Cos., Inc. (The)	2,779	183,831
Tractor Supply Co.	490	86,769
Valora Holding AG (Switzerland)*	74	15,732
Watches of Switzerland Group PLC (United Kingdom), 144A*	2,854	26,134
Yellow Hat Ltd. (Japan)	1,100	18,889
Zhongsheng Group Holdings Ltd. (China)	2,500	17,712
Zumiez, Inc.*	448	19,219
		2,084,964
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	12,754	1,557,901
Dell Technologies, Inc. (Class C Stock)*	163	14,368
NCR Corp.*	940	35,673
Samsung Electronics Co. Ltd. (South Korea)	12,715	918,463
		2,526,405
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)	2,800	44,826
Brunello Cucinelli SpA (Italy)*	310	13,355
Burberry Group PLC (United Kingdom)*	2,870	74,950
Capri Holdings Ltd.*	295	15,045
Carter’s, Inc.*	208	18,497
Dr. Martens PLC (United Kingdom)*	2,789	17,630
EssilorLuxottica SA (France)	1,042	169,820
Forward Industries, Inc.*	3,783	10,782
Li Ning Co. Ltd. (China)	3,500	22,900
Lululemon Athletica, Inc.*	552	169,304
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	73	$48,718
NIKE, Inc. (Class B Stock)	1,682	223,521
Skechers USA, Inc. (Class A Stock)*	828	34,536
VF Corp.	147	11,748
Wolverine World Wide, Inc.	616	23,605
		899,237
Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)	700	11,427
Home Federal Bancorp, Inc.	559	17,329
Housing Development Finance Corp. Ltd. (India)	9,501	326,521
MGIC Investment Corp.	1,606	22,243
New York Community Bancorp, Inc.	1,395	17,605
Rocket Cos., Inc. (Class A Stock)	91	2,101
Waterstone Financial, Inc.	1,265	25,831
WSFS Financial Corp.	545	27,136
		450,193
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	1,907	72,552
Imperial Brands PLC (United Kingdom)	3,837	79,282
Philip Morris International, Inc.	2,811	249,448
		401,282
Trading Companies & Distributors — 0.4%
Air Lease Corp.	272	13,328
Beacon Roofing Supply, Inc.*	453	23,701
Beijer Ref AB (Sweden)	227	9,972
Hanwa Co. Ltd. (Japan)	800	24,616
Herc Holdings, Inc.*	511	51,780
Howden Joinery Group PLC (United Kingdom)*	2,035	20,483
IMCD NV (Netherlands)	298	41,464
NOW, Inc.*	2,813	28,383
SiteOne Landscape Supply, Inc.*	221	37,733
Sumitomo Corp. (Japan)	5,500	78,498
Toromont Industries Ltd. (Canada)	109	8,343
United Rentals, Inc.*	864	284,524
Watsco, Inc.	102	26,596
		649,421
Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)	8,600	19,022
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR*	291	51,737
Macquarie Infrastructure Corp.	664	21,122
		91,881
Water Utilities — 0.1%
American States Water Co.	346	26,165
American Water Works Co., Inc.	509	76,309
California Water Service Group	469	26,423
York Water Co. (The)	510	24,975
		153,872

A15

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*	1,127	$141,202
Vodafone Group PLC (United Kingdom)	60,597	110,665
		251,867

Total Common Stocks (cost $92,027,644)		122,229,319
Master Limited Partnership — 0.0%
Hotels, Restaurants & Leisure
Cedar Fair LP*	1,280	63,590
(cost $48,600)
Preferred Stocks — 0.4%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	517	145,010
Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	24,041	119,380
Electric Utilities — 0.1%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24*	581	60,017
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	707	35,018
Southern Co. (The), CVT, 6.750%, Maturing 08/01/22	1,349	68,705
		163,740
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	46	22,977
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	20,700	10,261
Media — 0.0%
ViacomCBS, Inc., CVT, 5.750%, Maturing 04/01/24*	89	5,976
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	2,108	11,273
Multi-Utilities — 0.0%
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21	172	18,001
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	903	58,474

Total Preferred Stocks (cost $466,395)		555,092
Unaffiliated Funds** — 8.9%
T. Rowe Price Emerging Markets Bond Fund, (Investor Class)	423,288	4,647,696
T. Rowe Price Institutional Floating Rate Fund, (Institutional Shares)	534,298	5,204,066
T. Rowe Price Institutional High Yield Fund, (Institutional Shares)	536,006	4,711,493

Total Unaffiliated Funds (cost $14,263,943)		14,563,255

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 0.2%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	$102,228
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	—(r)	484
Series 2020-01, Class B
2.210%	09/15/25	15	15,537
Series 2021-01, Class D
1.280%	07/15/27	10	9,882
Drive Auto Receivables Trust,
Series 2020-01, Class C
2.360%	03/16/26	10	10,217
Exeter Automobile Receivables Trust,
Series 2020-01A, Class B, 144A
2.260%	04/15/24	10	10,091
Series 2021-01A, Class C
0.740%	01/15/26	15	14,969
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	5	4,924
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	1	885
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	18	18,310
			187,527
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	10	10,351
Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	1	817
Series 2019-C, Class B
2.350%	04/15/27	20	20,800
			21,617
Other — 0.1%
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	49	49,979
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	48	49,725
			99,704

Total Asset-Backed Securities (cost $312,411)			319,199

A16

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 0.1%
BANK,
Series 2017-BNK08, Class B
3.927%(cc)	11/15/50	15	$16,294
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.266%(c)	11/15/34	10	9,854
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	10,920
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,984
Commercial Mortgage Trust,
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,984
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,948
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	8	8,963
Great Wolf Trust,
Series 2019-WOLF, Class A, 144A, 1 Month LIBOR + 1.034% (Cap N/A, Floor 1.034%)
1.140%(c)	12/15/36	10	9,988
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
1.739%(c)	12/15/36	10	9,903
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,965
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	11,192
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,998
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,778
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,947
Series 2015-C27, Class AS
4.068%	12/15/47	15	16,519
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51	10	11,384
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36	10	9,782
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,949
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	10,978
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	$10,726

Total Commercial Mortgage-Backed Securities (cost $213,394)			224,056
Corporate Bonds — 1.9%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	10,961
3.650%	11/01/24	5	5,435
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	25	26,083
			42,479
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	12,137
Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	3,360
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	24	23,535
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	27	26,724
			53,619
Auto Manufacturers — 0.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.950%	04/14/22	25	25,673
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,447
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.200%	11/06/21	35	35,755
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
3.650%	09/21/21	10	10,133
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22	25	25,656
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	04/13/21	30	30,018
			132,682

A17

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 0.3%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	50	$49,842
Sr. Unsec’d. Notes, MTN
4.244%(ff)	04/24/38	20	22,672
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, Series D
3.100%	04/13/21	25	25,016
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	38,583
Sub. Notes
4.450%	09/29/27	10	11,247
4.600%	03/09/26	10	11,270
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	15	15,337
Sub. Notes
4.300%	01/16/24	10	10,945
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22	40	40,062
3.500%	01/23/25	15	16,181
3.850%	01/26/27	10	10,969
Sub. Notes
5.150%	05/22/45	5	6,256
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.882%(ff)	07/24/38	20	22,110
Sub. Notes
2.956%(ff)	05/13/31	15	15,267
3.375%	05/01/23	50	52,901
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	25,653
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	26,766
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	15,707
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	15	16,758
4.300%	01/27/45	5	5,869
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	15,389
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	35,007
Truist Bank,
Sr. Unsec’d. Notes
3.502%(ff)	08/02/22	20	20,202
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	9,682
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	2	$2,060
			521,751
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	10	11,885
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	50	55,536
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	15	15,068
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,159
			87,648
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	38,474
3.625%	09/15/22	5	5,226
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,173
			48,873
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	2,050
Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	5,075
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.150%	05/15/24	10	10,652
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	5,438
			21,165
Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	5	5,900
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	20	19,165

A18

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	30	$31,533
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	10	10,383
3.500%	03/16/23	5	5,268
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,573
			77,822
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	14,381
3.200%	05/13/25	25	27,214
			41,595
Diversified Financial Services — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/22	5	5,113
3.625%	04/01/27	5	5,281
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	5,226
5.250%	05/15/24	20	21,633
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	26,171
3.650%	05/11/27	20	21,908
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	5,414
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.450%	09/21/23	25	26,694
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	5,547
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	15,396
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	5	5,252
			143,635
Electric — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	11,276
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	16,080
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	$5,382
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	10,810
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	27,083
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	13,372
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,945
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	15,487
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	11,405
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,789
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	10	10,460
			142,089
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,654
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.550%	10/30/24	15	16,755
			27,409
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	15,790
3.375%	11/15/27	5	5,457
			21,247
Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	12,158
Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	10,863
3.950%	03/30/48	15	15,864
			26,727

A19

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	$19,190
Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	6,412
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	17,869
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,746
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	27,939
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	10,364
Sr. Sec’d. Notes
2.760%	10/01/24	15	15,905
2.782%	10/01/30	5	5,083
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	23,543
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	20	22,156
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	17,144
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	20,809
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,828
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	9,837
3.750%	07/15/25	5	5,539
			193,174
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	31,917
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	15	15,418
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,528
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,659
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	$9,827
3.300%	03/14/23	5	5,256
3.500%	06/03/24	10	10,785
4.350%	01/30/47	5	5,860
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	5	5,071
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	19,275
3.400%	05/15/25	10	10,807
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	22,557
			157,960
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	5,356
3.875%	08/22/37	10	11,411
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,447
			22,214
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	10,220
3.950%	05/01/28	15	16,758
			26,978
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	11,349
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	55,861
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	5,407
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,054
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	55,684
			138,355

A20

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.1%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	$27,237
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	20,000
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	10,239
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	5	5,521
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	30	31,653
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	15	14,814
3.400%	04/15/26	10	9,730
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,841
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	10	10,679
Total Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	31,430
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	10,387
4.500%	03/04/29	20	21,640
			204,171
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,441
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	10,645
3.600%	05/14/25	10	10,889
4.500%	05/14/35	10	11,640
4.700%	05/14/45	15	17,773
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	20,527
3.700%	06/06/27	17	18,737
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	13	13,884
3.550%	08/15/22	10	10,434
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	16,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
3.750%	09/15/25	5	$5,480
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	9	9,620
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	52,919
3.500%	07/20/22	5	5,177
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21	2	2,019
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	35	33,658
			239,637
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,612
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	10,191
3.701%	01/15/39	5	5,378
Energy Transfer Operating LP,
Gtd. Notes
5.250%	04/15/29	10	11,399
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,519
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.285%(c)	09/09/22	20	20,009
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	5,325
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	10,990
4.500%	05/15/30	5	5,611
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	16,145
			96,179
Real Estate Investment Trusts (REITs) — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	35	38,195
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,406
3.900%	03/15/27	5	5,442
4.050%	07/01/30	5	5,397

A21

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	$10,926
4.750%	05/15/47	5	5,714
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	14,758
3.000%	01/15/30	5	5,120
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	10,746
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	5	5,064
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,346
4.250%	08/15/29	5	5,488
4.375%	10/01/25	5	5,498
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,208
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	15	16,231
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	5,112
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,380
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	20	22,584
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	21,559
			199,174
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	5,371
3.750%	06/01/27	15	16,587
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	52,731
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	21,924
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,377
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	$4,665
			106,655
Semiconductors — 0.1%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	10	11,105
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.150%	05/01/27	5	5,317
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	24,798
3.250%	05/20/27	12	13,093
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	14,422
			68,735
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	10,784
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	60	59,037
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	25	25,996
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	5,213
3.800%	12/15/26	15	16,652
			117,682
Telecommunications — 0.0%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	47,523
2.650%	11/20/40	20	18,280
			65,803
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	15	15,977
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,312
4.150%	04/01/45	10	11,406
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	5	5,141

A22

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
3.500%	05/01/50	20	$20,032
			46,891
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/28	15	16,164

Total Corporate Bonds (cost $3,006,813)			3,155,466
Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	5	8,042
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	5,729
			13,771
Florida — 0.1%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	12,817
County of Miami-Dade Water & Sewer System,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	5,160
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	40,371
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	5	5,028
			63,376
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	19,810
Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series C
3.473%	07/01/41	30	31,652
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	5,225
Texas — 0.0%
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	26,528
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	$16,468

Total Municipal Bonds (cost $166,181)			176,830
Residential Mortgage-Backed Securities — 0.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	49	48,735
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.909%(c)	01/25/40	1	536
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	01/25/40	3	2,674
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.209%(c)	11/25/29	16	15,105
Series 2017-C05, Class 1ED3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.309%(c)	01/25/30	8	8,195
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	02/25/30	6	6,258
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.959%(c)	07/25/30	9	8,585
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	08/25/30	7	6,954
Series 2018-C03, Class 1EB2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.959%(c)	10/25/30	15	14,765
Series 2018-C03, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.959%(c)	10/25/30	9	8,887
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M1, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.117%(c)	11/25/50	11	11,430
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.817%(c)	08/25/33	10	9,994
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.717%(c)	08/25/33	20	19,975
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.609%(c)	08/25/50	1	1,309
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	17	17,511

A23

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	5	$4,536

Total Residential Mortgage-Backed Securities (cost $186,912)			185,449
Sovereign Bonds — 0.1%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	20,505
3.300%	03/15/28	20	22,017
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	10,274
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	22	23,349
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	22,447
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24	10	10,781
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	5,527

Total Sovereign Bonds (cost $106,926)			114,900
U.S. Treasury Obligations — 10.2%
U.S. Treasury Bonds
1.125%	05/15/40	145	118,447
1.250%	05/15/50	35	26,452
1.375%	08/15/50	15	11,721
1.875%	02/15/41	185	172,310
1.875%	02/15/51	195	173,093
2.000%	02/15/50(k)	300	274,734
2.500%	02/15/45	128	130,800
2.750%	11/15/42	10	10,725
2.750%	08/15/47(k)	355	379,905
2.875%	08/15/45	80	87,437
3.000%	11/15/44	45	50,203
3.000%	11/15/45	50	55,867
3.000%	02/15/47	85	95,200
3.000%	05/15/47	15	16,807
3.000%	02/15/48	20	22,444
3.125%	11/15/41	58	66,102
3.125%	02/15/43	18	19,923
3.125%	08/15/44	122	138,927
3.375%	05/15/44	5	5,924
3.625%	08/15/43	50	61,406
3.875%	08/15/40	10	12,612
4.500%	05/15/38	10	13,416
4.625%	02/15/40	130	179,258
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/22	1,796	$1,866,875
0.125%	01/15/23	494	518,190
0.125%	10/15/24	488	527,488
0.125%	04/15/25	983	1,065,009
0.125%	10/15/25	1,084	1,181,737
0.125%	07/15/26	352	384,833
0.125%	01/15/30	243	263,491
0.125%	07/15/30	250	271,878
0.125%	01/15/31	50	54,158
0.125%	02/15/51	39	39,627
0.250%	01/15/25	177	192,032
0.250%	07/15/29	318	350,521
0.250%	02/15/50	131	137,631
0.375%	07/15/23	90	96,236
0.375%	07/15/25	357	393,495
0.375%	01/15/27	212	234,212
0.375%	07/15/27	94	104,445
0.500%	04/15/24	1,174	1,273,169
0.500%	01/15/28	90	100,442
0.625%	04/15/23	1,158	1,231,148
0.625%	01/15/24	1,073	1,163,562
0.625%	01/15/26	916	1,019,069
0.625%	02/15/43	9	10,046
0.750%	02/15/42	26	30,177
0.750%	02/15/45	5	5,157
0.875%	01/15/29	36	41,606
0.875%	02/15/47	36	43,152
1.000%	02/15/46	124	151,626
1.000%	02/15/48	57	71,431
1.000%	02/15/49	3	3,916
1.375%	02/15/44	166	217,438
2.000%	01/15/26	92	109,034
3.625%	04/15/28	29	39,200
U.S. Treasury Notes
0.125%	11/30/22	340	339,920
0.125%	01/31/23	110	109,944
0.375%	03/31/22	270	270,802
0.375%	11/30/25	265	259,203
0.750%	01/31/28	60	57,525
1.125%	02/28/22	125	126,196
1.125%	02/15/31	90	85,036
2.250%	11/15/24	5	5,307

Total U.S. Treasury Obligations (cost $16,251,115)			16,569,677

Total Long-Term Investments (cost $127,050,334)			158,156,833

Shares
Short-Term Investments — 4.6%
Affiliated Mutual Funds — 4.4%
PGIM Core Ultra Short Bond Fund(wa)	4,796,804	4,796,804

A24

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $2,455,564; includes $2,455,341 of cash collateral for securities on loan)(b)(wa)	2,456,702	$2,455,474

Total Affiliated Mutual Funds (cost $7,252,368)		7,252,278

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(n) — 0.2%
U.S. Treasury Bills
0.038%	12/02/21	262	261,933
(cost $261,933)

Total Short-Term Investments (cost $7,514,301)				7,514,211

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.4% (cost $134,564,635)				165,671,044

Options Written*~ — (0.2)%
(premiums received $291,127)	(289,399)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.2% (cost $134,273,508)	165,381,645

Liabilities in excess of other assets(z) — (1.2)%	(1,987,731)

Net Assets — 100.0%	$163,393,914

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CHF	Swiss Franc
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XETR	Frankfurt Stock Exchange
XLON	London Stock Exchange
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
**	Investments are affiliated with the Subadvisor.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,418,135; cash collateral of $2,455,341 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A25

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Call	05/21/21	3,975.00		33		3	$(289,080)
(premiums received $290,825)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Erste Group Bank AG	Call	JPMorgan Chase Bank, N.A.	04/16/21	30.00	1	EUR	—(r)	$(32)
Erste Group Bank AG	Call	Morgan Stanley & Co. LLC	05/21/21	31.00	1	EUR	—(r)	(65)
Julius Baer Group Ltd.	Call	Goldman Sachs International	06/18/21	64.00	1	CHF	—(r)	(102)
Julius Baer Group Ltd.	Call	Morgan Stanley & Co. LLC	09/17/21	68.00	1	CHF	—(r)	(120)
Total OTC Traded (premiums received $302)								$(319)
Total Options Written (premiums received $291,127)								$(289,399)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	2 Year U.S. Treasury Notes	Jun. 2021	$882,906	$(725)
11	5 Year U.S. Treasury Notes	Jun. 2021	1,357,383	(12,990)
3	10 Year U.S. Treasury Notes	Jun. 2021	392,812	(10,020)
1	10 Year U.S. Ultra Treasury Notes	Jun. 2021	143,688	(3,064)
2	20 Year U.S. Treasury Bonds	Jun. 2021	309,188	(10,831)
21	S&P 500 E-Mini Index	Jun. 2021	4,165,770	32,588
				(5,042)
Short Positions:
2	2 Year U.S. Treasury Notes	Jun. 2021	441,453	435
10	10 Year U.S. Treasury Notes	Jun. 2021	1,309,375	23,323
5	10 Year U.S. Ultra Treasury Notes	Jun. 2021	718,437	25,735
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	181,219	8,569
9	Mini MSCI EAFE Index	Jun. 2021	986,400	3,587
				61,649
				$56,607
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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